July 8, 2019

BNY MELLON FUNDS TRUST

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

Supplement to Prospectus

dated December 31, 2018

The following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the U.S. Large Cap Growth Strategy have been made since the fund's inception in July 2010 by members of Mellon's core research team.  The team members primarily responsible for the day-to-day management of the portion of the fund's assets allocated to this strategy are Barry K. Mills and Leigh N. Todd.  Mr. Mills is a director and senior research analyst at Mellon and Ms. Todd is the Director of Global Equity Research Strategies and a senior research analyst at Mellon.  Each member of the core research team also is an employee of BNY Mellon Investment Adviser, Inc. and manages the portion of the fund's assets allocated to this strategy in his or her capacity as an employee of BNY Mellon Investment Adviser, Inc.

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Effective October 1, 2019, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the U.S. Large Cap Growth Strategy have been made since the fund's inception in July 2010 by members of Mellon's core research team.  Leigh N. Todd is the team member primarily responsible for the day-to-day management of the portion of the fund's assets allocated to this strategy.  Ms. Todd is the Director of Global Equity Research Strategies and a senior research analyst at Mellon.  She is also is an employee of  BNY Mellon Investment Adviser, Inc. and manages the portion of the fund's assets allocated to this strategy in her capacity as an employee of BNY Mellon Investment Adviser, Inc.

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The following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Details – Management – Portfolio Managers - BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund ":

Caroline Lee Tsao (investment allocation), Donald M. Sauber and Thomas Lee (Large Cap Core Strategy, Focused Equity Strategy, Large Cap Growth Strategy and Large Cap Dividend Strategy), Thomas Murphy (Large Cap Tax Sensitive Strategy), John C. Bailer, Brian C. Ferguson and David S. Intoppa (Dynamic Large Cap Value Strategy), and Barry K. Mills and Leigh N. Todd (U.S. Large Cap Growth Strategy)

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Effective October 1, 2019, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Details – Management – Portfolio Managers - BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund ":

Caroline Lee Tsao (investment allocation), Donald M. Sauber and Thomas Lee (Large Cap Core Strategy, Focused Equity Strategy, Large Cap Growth Strategy and Large Cap Dividend Strategy), Thomas Murphy (Large Cap Tax Sensitive Strategy), John C. Bailer, Brian C. Ferguson and David S. Intoppa (Dynamic Large Cap Value Strategy), and Leigh N. Todd (U.S. Large Cap Growth Strategy)

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The biographical information for David Sealy is removed in its entirety from the section of the fund's prospectus entitled "Fund Details – Management – Biographical Information."

Effective October 1, 2019, the biographical information for Barry Mills is removed in its entirety from the section of the fund's prospectus entitled "Fund Details – Management – Biographical Information."

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